Loan payable	12 Months Ended
Dec. 31, 2025
Loan payable
Loan payable

10.Loan payable

The loan was repaid on April 16, 2025.

On February 12, 2021, and April 29, 2020, the Company received respectively a $20,000 and $40,000 loan from the Canada Emergency Business Account (“CEBA Loan”). The CEBA Loan beared 0% interest until January 18, 2024. As the balance was not paid by January 18, 2024, the remaining balance was converted to a 3-year term loan at 5% annual interest paid monthly, effective January 19, 2024. The full balance was required to be repaid by no later than December 31, 2026.